Pension, Savings, and Other Employee Benefits - Projected Benefit Obligation Affected by Interest Crediting Ratings (Details) - Pension Benefits $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) pension_plan	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of plans affected by interest credit ratings | pension_plan	1
Defined benefit plan, benefit obligation | $	$ 16,947	$ 19,115	$ 22,196
Interest crediting rate	10.12%	9.28%	10.16%